INTANGIBLE ASSETS (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 29,500,000		$ 26,900,000
Intangible Assets, Gross (Excluding Goodwill), Total	26,900,000		28,800,000
Amortization of Intangible Assets	896,000	$ 897,000	3,584,000	$ 1,977,000
Amortization Of Intangible Assets Accumulated Amortization			1,900,000
Amortization of Regulatory Asset	2,600,000
Patents And Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross (Excluding Goodwill), Total	12,378,000		12,378,000	12,275,000	$ 12,272,000
Amortization of Intangible Assets	$ 166,000		$ 664,000	664,000
Patents And Licenses [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	18 years 6 months		18 years 6 months
Patents And Licenses [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years		20 years
Filed Patents And Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross (Excluding Goodwill), Total	$ 12,300,000		$ 12,300,000
Provisional Patents And Pending Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross (Excluding Goodwill), Total	100,000		100,000
Amortization of Regulatory Asset	200,000
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	700,000		2,900,000	1,300,000
Intangible Assets, Gross (Excluding Goodwill), Total	17,080,000		16,455,000	14,788,000	$ 12,226,000
Amortization of Intangible Assets	730,000		2,920,000	$ 1,313,000
Software Development [Member] | xMax Cognitive Radio Products [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross (Excluding Goodwill), Total	$ 2,500,000		$ 1,800,000